Reverse Capitalization - Schedule of Common Shares Issued and Outstanding (Details)	12 Months Ended
Dec. 31, 2025 shares
Schedule of Common Shares Issued and Outstanding [Line Items]
Common shares issued and outstanding	76,048,501
Common shares issued and outstanding, Percentage	100.00%
Youlife Shareholders A [Member]
Schedule of Common Shares Issued and Outstanding [Line Items]
Common shares issued and outstanding	58,839,192
Common shares issued and outstanding, Percentage	77.30%
Youlife Shareholders B [Member]
Schedule of Common Shares Issued and Outstanding [Line Items]
Common shares issued and outstanding	11,160,808
Common shares issued and outstanding, Percentage	14.60%
Distoken Public Shareholders [Member]
Schedule of Common Shares Issued and Outstanding [Line Items]
Common shares issued and outstanding	51,052
Common shares issued and outstanding, Percentage	0.10%
Holder of Founder Shares [Member]
Schedule of Common Shares Issued and Outstanding [Line Items]
Common shares issued and outstanding	1,725,000
Common shares issued and outstanding, Percentage	2.30%
Holder of Private Shares [Member]
Schedule of Common Shares Issued and Outstanding [Line Items]
Common shares issued and outstanding	545,000
Common shares issued and outstanding, Percentage	0.70%
Holders of Representative Shares [Member]
Schedule of Common Shares Issued and Outstanding [Line Items]
Common shares issued and outstanding	278,000
Common shares issued and outstanding, Percentage	0.40%
Holders of Public Rights [Member]
Schedule of Common Shares Issued and Outstanding [Line Items]
Common shares issued and outstanding	690,000
Common shares issued and outstanding, Percentage	0.90%
Holders of Private Rights [Member]
Schedule of Common Shares Issued and Outstanding [Line Items]
Common shares issued and outstanding	54,500
Common shares issued and outstanding, Percentage	0.10%
PIPE Investors [Member]
Schedule of Common Shares Issued and Outstanding [Line Items]
Common shares issued and outstanding	2,704,949
Common shares issued and outstanding, Percentage	3.60%